Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes Payable [Abstract]
Subordinated convertible promissory notes	6.00%	6.00%